Organization and Nature of Operations - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Variable interest entity
Accumulated deficit			¥ (8,817,850)		¥ (6,805,635)		$ (1,278,468)
Management fees paid			0		0	¥ 0
Shanghai
Variable interest entity
Economic interest held in VIEs and VIEs' subsidiaries (as percent)	80.00%	80.00%
VIEs and VIEs' subsidiaries
Variable interest entity
Registered capitals and PRC statutory reserves			5,230,100		7,103,472
VIEs and VIEs' subsidiaries | Wheels Technology
Variable interest entity
Management fees paid			0	$ 0	0	¥ 0
VIEs and VIEs' subsidiaries | PRC
Variable interest entity
Accumulated deficit			¥ 549,853		¥ 1,229,463